Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Revenue and accounts receivable concentration percentages
For each significant payor, revenue as a percentage of total revenues and accounts receivable as a percentage of total accounts receivable are as follows:

	Revenue			Accounts Receivable
	Year Ended December 31,			As of December 31,
	2020	2019	2018	2020	2019
Payor A	27%	36%	37%	10%	33%
Payor B	14%	*	*	*	*
Payor C	*	*	*	20%	*
Payor D	*	24%	27%	*	12%
Payor E	*	*	13%	*	21%
__________________
*less than 10%
For each significant payor, revenue as a percentage of total revenues and accounts receivable as a percentage of total accounts receivable are as follows:

	Revenue		Accounts Receivable
	Three months ended March 31,		As of March 31,	As of December 31,
	2021	2020	2021	2020
Payor A	14%	43%	13%	10%
Payor B	*	15%	*	*
Payor C	12%	13%	*	*
Payor D	12%	11%	17%	*
Payor E	*	*	*	20%
*less than 10%

Reconciliation of cash and cash equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported on the balance sheets that sum to the total of the same amounts shown on the statements of cash flows (in thousands):

	As of December 31,
	2020	2019
Cash and cash equivalents	$108,132	$115,006
Restricted cash	10,828	–
Total	$118,960	$115,006
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported on the condensed balance sheets that sum to the total of the same amounts shown on the condensed statements of cash flows (in thousands):

(in thousands)	As of March 31, 2021	As of December 31, 2020
Cash and cash equivalents	$58,652	$108,132
Restricted cash	10,828	10,828
Total	$69,480	$118,960

Reconciliation of restricted cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported on the balance sheets that sum to the total of the same amounts shown on the statements of cash flows (in thousands):

	As of December 31,
	2020	2019
Cash and cash equivalents	$108,132	$115,006
Restricted cash	10,828	–
Total	$118,960	$115,006
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported on the condensed balance sheets that sum to the total of the same amounts shown on the condensed statements of cash flows (in thousands):

(in thousands)	As of March 31, 2021	As of December 31, 2020
Cash and cash equivalents	$58,652	$108,132
Restricted cash	10,828	10,828
Total	$69,480	$118,960